Investments - Summary of Activity in Real Estate Assets Held for Sale (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Property	Dec. 31, 2016 USD ($) Property
Number of Properties
Balance, beginning of period (in properties) | Property	44	36
Transfers from real estate investments (in properties) | Property	82	72
Sales (in properties) | Property	(91)	(59)
Transfers to real estate investments held and used (in properties) | Property	(20)	(5)
Balance, end of period (in properties) | Property	15	44
Carrying Value
Balance, beginning of period	$ 160,570	$ 84,259
Transfers from real estate investments	216,502	246,730
Sales	(208,029)	(126,100)
Transfers to real estate investments held and used	(95,382)	(21,046)
Impairments	(24,732)	(23,273)
Balance, end of period	$ 48,929	$ 160,570